Initial Public Offering	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
ZANITE ACQUISITION CORP [Member]
Initial Public Offering
NOTE 3. INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 23,000,000 Units, which includes the full exercise by the underwriters of their option to purchase an additional 3,000,000 Units, at a price of $10.00 per Unit. Each Unit consisted of one share of Class A common stock and one-half
of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 8).
All of the 23,000,000 shares of Class A common stock sold as part of the Units in the Public Offering contain a redemption feature which allows for the redemption of such Public Shares in connection with the Company’s liquidation, if there is a stockholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to Company’s Certificate of Incorporation. In accordance with SEC and its staff’s guidance on redeemable equity instruments, which has been codified in ASC
480-10-S99,
redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity. Given that the Class A common stock was issued with other freestanding instruments (i.e., Public Warrants), the initial carrying value of Class A common stock classified as temporary equity is the allocated proceeds based on the guidance in ASC
470-20.
The Company’s Class A common stock is subject to SEC and its staff’s guidance on redeemable equity instruments, which has been codified in
ASC480-10-S99.
If it is probable that the equity instrument will become redeemable, the Company has the option to either accrete changes in the redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest redemption date of the instrument or to recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. The accretion or remeasurement is treated as a deemed dividend (i.e., a reduction to retained earnings, or in absence of retained earnings, additional paid-in
capital). The Company elected to remeasure the Class A common stock to the redemption amount immediately upon the closing of the Initial Public Offering.
As of March 31, 2022, and December 31, 2021, the Class A common stock reflected on the condensed balance sheets is reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Proceeds allocated to public warrants	(14,950,000)
Class A common stock issuance costs	(12,288,792)
Plus:
Accretion of Class A common stock to redemption amount	34,138,792

Class A common stock subject to possible redemption	$236,900,000

The Class A common stock subject to redemption amount includes $2,300,000 from net proceeds of the sale of the Units in the Initial Public Offering and an additional $4,600,000 from Private Placement Warrants for the exercise of the two six-month extensions of the Company’s period to consummate an initial Business Combination.

NOTE 3. INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 23,000,000 Units, which includes the full exercise by the underwriters of their option to purchase an additional 3,000,000 Units, at a price of $10.00 per Unit. Each Unit consisted of one share of Class A common stock and one-half
of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 8).
All of the 23,000,000 shares of Class A common stock sold as part of the Units in the Public Offering contain a redemption feature which allows for the redemption of such Public Shares in connection with the Company’s liquidation, if there is a stockholder vote or tender offer in connection with the Business
Combination and in connection with certain amendments to Company’s Certificate of Incorporation. In accordance with SEC and its staff’s guidance on redeemable equity instruments, which has been codified in ASC
480-10-S99,
redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity. Given that the Class A common stock was issued with other freestanding instruments (i.e., Public Warrants), the initial carrying value of Class A common stock classified as temporary equity is the allocated proceeds based on the guidance in ASC
470-20.
The Company’s Class A common stock is subject to SEC and its staff’s guidance on redeemable equity instruments, which has been codified in ASC
480-10-S99.
If it is probable that the equity instrument will become redeemable, the Company has the option to either accrete changes in the redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest redemption date of the instrument or to recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. The accretion or remeasurement is treated as a deemed dividend (i.e., a reduction to retained earnings, or in absence of retained earnings, additional paid-in
capital). The Company elected to remeasure the Class A common stock to the redemption amount immediately upon the closing of the Initial Public Offering.
As of December 31, 2021, the Class A common stock reflected on the balance sheet is reconciled in the following table:

As of December 31, 2021
Gross proceeds	$230,000,000
Less:
Proceeds allocated to public warrants	(14,950,000)
Class A common stock issuance costs	(12,288,792)
Plus:
Accretion of Class A common stock to redemption amount	34,138,792

Contingently redeemable Class A common stock	$236,900,000

The Class A common stock subject to redemption amount includes $2,300,000 from net proceeds of the sale of the Units in the Initial Public Offering and an additional $4,600,000 from Private Placement Warrants for the exercise of the two six
-month
extensions of the Company’s period to consummate an initial Business Combination.